Xtrackers MSCI Eurozone Hedged Equity ETF Expense Example - Xtrackers MSCI Eurozone Hedged Equity ETF - Xtrackers MSCI Eurozone Hedged Equity ETF	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567